UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS GLOBAL EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.8%
Argentina - 0.4%
48,000	Telecom Argentina S.A., Class B Shares, ADR *	$1,178,400

Australia - 2.3%
46,050	Australia & New Zealand Banking Group Ltd.	1,210,811
29,800	Babcock & Brown Ltd.	724,712
169,300	Foster’s Group Ltd.	978,725
239,200	Oxiana Ltd.	821,643
216,500	Qantas Airways Ltd.	1,069,504
60,150	WorleyParsons Ltd.	2,258,365

	Total Australia	7,063,760

Austria - 1.0%
19,600	Erste Bank der Oesterreichischen Sparkassen AG	1,489,768
5,500	Raiffeisen International Bank-Holding AG	801,681
9,500	Voestalpine AG	818,675

	Total Austria	3,110,124

Belgium - 0.3%
6,500	KBC Groep NV	891,796

Bermuda - 0.3%
13,400	Arch Capital Group Ltd. *	997,094

Canada - 4.5%
30,100	Addax Petroleum Corp.	1,185,149
15,800	Agrium Inc.	859,180
59,400	Finning International Inc.	1,911,340
42,900	Great-West Lifeco Inc.	1,571,156
58,200	Oilexco Inc. *	840,566
41,200	Power Corp. of Canada	1,648,248
40,000	Power Financial Corp.	1,666,081
19,900	Rogers Communications Inc., Class B Shares	904,373
83,800	Shaw Communications Inc.	2,077,443
47,300	Sino-Forest Corp. *	1,067,199

	Total Canada	13,730,735

Denmark - 0.8%
42,300	Danske Bank A/S	1,712,706
9,400	TrygVesta AS	751,340

	Total Denmark	2,464,046

Finland - 0.7%
13,600	Rautaruukki OYJ	821,752
49,000	Sampo Oyj, Class A Shares	1,491,859

	Total Finland	2,313,611

France - 2.8%
59,600	Air France-KLM	2,184,116
17,900	Capgemini SA	1,100,152
15,975	Compagnie de Saint-Gobain	1,662,676
35,600	Neuf Cegetel	1,553,681
7,800	Peugeot SA	642,005
8,700	Pinault Printemps Redoute SA	1,632,340

	Total France	8,774,970

Germany - 3.7%
9,050	DaimlerChrysler AG	909,105
67,950	Deutsche Lufthansa AG	1,948,993
27,603	Fresenius Medical Care AG & Co.	1,462,954
10,500	Kloeckner & Co. AG	723,731
15,150	MTU Aero Engines Holding AG	919,932
14,200	RWE AG	1,781,033

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Germany - 3.7% (continued)
23,950	Stada Arzneimittel AG	$1,557,477
88,058	United Internet AG	1,977,270

	Total Germany	11,280,495

Hong Kong - 0.8%
64,000	Esprit Holdings Ltd.	1,017,337
365,200	Li & Fung Ltd.	1,555,883

	Total Hong Kong	2,573,220

India - 1.0%
16,300	Reliance Industries Ltd. (a)	1,866,350
10,800	State Bank of India Ltd. GDR	1,209,600

	Total India	3,075,950

Ireland - 1.0%
54,900	Anglo Irish Bank Corp. PLC	1,035,216
54,300	Bank of Ireland	1,003,825
51,800	Smurfit Kappa Group PLC *	1,194,064

	Total Ireland	3,233,105

Italy - 2.1%
48,586	Eni SpA	1,795,694
51,900	Fiat SpA	1,565,392
26,900	Fondiaria Sai SpA	1,259,676
44,000	Saipem SpA	1,872,101

	Total Italy	6,492,863

Japan - 7.5%
205,000	Dainippon Ink and Chemicals Inc.	907,821
63,000	Dowa Mining Co., Ltd.	797,503
149,000	Itochu Corp.	1,808,378
110,000	Kawasaki Kisen Kaisha Ltd.	1,614,495
73,000	Kuraray Co., Ltd.	924,091
28,000	Leopalace21 Corp.	918,392
130,000	Marubeni Corp.	1,192,100
18,300	Mitsubishi Corp.	579,537
97,000	Mitsubishi Materials Corp.	602,558
40,000	Mitsui & Co., Ltd.	970,941
2,400	Nintendo Co., Ltd.	1,248,652
13,000	Nippon Steel Corp.	93,536
84,000	Nippon Yusen Kabushiki Kaisha	819,976
32,200	Ricoh Co., Ltd.	680,755
12,100	Shin-Etsu Chemical Co., Ltd.	835,862
35,100	Stanley Electric Co., Ltd.	845,894
32,100	Sumco Corp.	1,307,012
110,000	Sumitomo Metal Industries Ltd.	641,204
12,150	Takeda Pharmaceutical Co., Ltd.	854,115
42,700	Toyota Boshoku Corp.	1,441,413
58,850	Toyota Motor Corp.	3,471,403
176,000	Ube Industries Ltd.	623,212

	Total Japan	23,178,850

Luxembourg - 1.5%
57,409	ArcelorMittal	4,518,690

Netherlands - 2.3%
46,400	ASML Holding NV *	1,534,108
6,050	Heineken NV	395,929
19,000	ING Groep NV, CVA	841,100
75,500	Koninklijke Ahold NV *	1,138,067
2,800	Nutreco Holding NV	197,375
54,500	Royal Dutch Shell PLC, Class A Shares	2,244,450

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Netherlands - 2.3% (continued)
32,800	Vedior NV, CVA	$719,705

	Total Netherlands	7,070,734

New Zealand - 0.2%
59,845	Fletcher Building Ltd.	574,587

Norway - 0.6%
87,663	Telenor ASA *	1,749,356

Portugal - 0.7%
89,125	Banco Espirito Santo SA	2,015,170

Russia - 1.0%
7,700	OAO Gazprom, ADR	339,570
21,900	Sistema JSFC, Registered Shares, GDR	728,175
69,500	Vimpel Communications, ADR	1,879,280

	Total Russia	2,947,025

Singapore - 0.7%
214,000	Keppel Corp., Ltd.	2,076,200

South Africa - 1.4%
219,000	Aveng Ltd.	1,750,243
189,494	Murray & Roberts Holdings Ltd.	2,474,307

	Total South Africa	4,224,550

Spain - 1.7%
61,500	Indra Sistemas SA	1,659,042
29,400	Red Electrica de Espana	1,519,731
69,625	Telefonica SA	1,943,571

	Total Spain	5,122,344

Sweden - 1.4%
89,400	Electrolux AB	1,884,489
38,400	Scania AB, Class B Shares	931,010
22,900	SSAB Svenskt Stal AB, Series A	843,426
29,400	Trelleborg AB, Class B Shares	690,103

	Total Sweden	4,349,028

Switzerland - 3.3%
9,500	Baloise Holding AG	958,749
10,625	Nestle SA, Registered Shares	4,760,656
2,325	OC Oerlikon Corp. AG *	851,023
19,400	Roche Holding AG	3,508,537

	Total Switzerland	10,078,965

United Kingdom - 11.3%
55,200	Alliance & Leicester PLC	891,330
34,762	Anglo American PLC	2,331,003
60,000	Arriva PLC	944,983
124,000	Balfour Beatty PLC	1,199,588
129,100	BG Group PLC	2,226,747
197,037	BP PLC	2,279,754
138,800	British Energy Group PLC	1,512,556
136,600	BT Group PLC	854,995
56,500	Cookson Group PLC	878,916
73,500	FirstGroup PLC	1,031,729
228,300	Friends Provident PLC	800,587
129,500	GKN PLC	934,646
182,894	Hays PLC	495,936
36,600	HSBC Holdings PLC	674,938
25,200	Imperial Tobacco Group PLC	1,151,375
151,500	Invensys PLC *	958,294

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
United Kingdom - 11.3% (continued)
74,600	Investec PLC	$778,723
185,700	John Wood Group PLC	1,500,222
152,600	Kesa Electricals PLC	856,359
93,000	Lloyds TSB Group PLC	1,028,625
356,700	LogicaCMG PLC	1,099,949
23,300	Next PLC	932,979
91,400	Prudential PLC	1,400,391
107,600	Royal Bank of Scotland Group PLC	1,151,717
129,177	Southern Cross Healthcare Ltd.	1,343,166
127,800	TUI Travel PLC *	656,607
1,376,700	Vodafone Group PLC	4,954,026

	Total United Kingdom	34,870,141

United States - 43.5%
35,700	ADC Telecommunications Inc. *	700,077
25,100	Aetna Inc.	1,362,177
28,100	AK Steel Holding Corp. *	1,234,995
16,224	Altria Group Inc.	1,128,055
31,875	American Eagle Outfitters Inc.	838,631
25,150	American Financial Group Inc.	717,278
39,155	American International Group Inc.	2,648,836
73,000	Annaly Mortgage Management Inc.	1,162,890
57,000	Archer-Daniels-Midland Co.	1,885,560
108,842	AT&T Inc.	4,605,105
22,900	Avnet Inc. *	912,794
32,470	Bank of America Corp.	1,632,267
37,800	Big Lots Inc. *	1,127,952
40,200	BMC Software Inc. *	1,255,446
11,800	Boeing Co.	1,238,882
21,420	Brinker International Inc.	587,765
47,790	CB Richard Ellis Group Inc., Class A Shares *	1,330,474
28,600	Celanese Corp.	1,114,828
10,400	Cephalon Inc. *	759,824
10,800	CF Industries Holdings Inc.	819,828
32,470	Chevron Corp.	3,038,543
63,200	Cisco Systems Inc. *	2,092,552
10,100	Cleveland-Cliffs Inc.	888,497
51,000	CMS Energy Corp.	857,820
40,200	Commercial Metals Co.	1,272,330
16,500	Corn Products International Inc.	756,855
43,700	Crown Holdings Inc. *	994,612
21,800	CSX Corp.	931,514
21,416	Darden Restaurants Inc.	896,474
5,810	Deere & Co.	862,320
46,100	Dollar Tree Stores Inc. *	1,868,894
55,500	Electronic Data Systems Corp.	1,212,120
12,960	Energen Corp.	740,275
16,200	ENSCO International Inc.	908,820
58,625	Exxon Mobil Corp.	5,426,330
27,650	Family Dollar Stores Inc.	734,384
23,050	First Marblehead Corp.	874,286
48,600	Frontier Oil Corp.	2,023,704
62,676	General Electric Co.	2,594,786
31,500	Global Industries Ltd. *	811,440
4,600	Goldman Sachs Group Inc.	997,004
28,200	Hasbro Inc.	786,216
28,700	HCC Insurance Holdings Inc.	821,968
18,000	Health Net Inc. *	972,900
66,540	Hewlett-Packard Co.	3,313,026
23,900	Humana Inc. *	1,670,132
31,700	Ingram Micro Inc., Class A Shares *	621,637
90,335	Intel Corp.	2,336,063
32,650	International Business Machines Corp.	3,846,170

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
United States - 43.5% (continued)
16,000	Invitrogen Corp. *	$1,307,680
23,600	ITT Educational Services Inc. *	2,871,884
11,400	J.C. Penney Co. Inc.	722,418
14,300	Johnson & Johnson	939,510
9,500	Jones Lang LaSalle Inc.	976,220
51,410	JPMorgan Chase & Co.	2,355,606
18,300	Kinetic Concepts Inc. *	1,029,924
56,500	Kroger Co.	1,611,380
12,900	Lam Research Corp. *	687,054
18,500	Lexmark International Inc., Class A Shares *	768,305
5,900	Lincoln Electric Holdings Inc.	457,899
9,700	Lockheed Martin Corp.	1,052,353
22,700	Loews Corp.	1,097,545
35,000	Manitowoc Co. Inc.	1,549,800
14,200	Manpower Inc.	913,770
18,000	Marathon Oil Corp.	1,026,360
7,000	McKesson Corp.	411,530
6,930	Medco Health Solutions Inc. *	626,403
18,750	Men’s Wearhouse Inc.	947,250
34,500	MetLife Inc.	2,405,685
70,900	Microsoft Corp.	2,088,714
18,100	Molson Coors Brewing Co., Class B Shares	1,804,027
11,200	Morgan Stanley	705,600
19,700	NBTY Inc. *	799,820
11,800	Northrop Grumman Corp.	920,400
15,450	Nutri/System Inc. *	724,450
16,150	OGE Energy Corp.	534,565
31,700	Packaging Corp of America	921,519
128,400	Pfizer Inc.	3,136,812
9,100	Phillips-Van Heusen Corp.	477,568
10,300	Procter & Gamble Co.	724,502
29,400	Qwest Communications International Inc. *	269,304
15,900	Reliance Steel & Aluminum Co.	898,986
23,700	Ross Stores Inc.	607,668
31,300	Safeway Inc.	1,036,343
19,600	Sotheby’s Holdings Inc.	936,684
8,900	Stanley Works	499,557
18,200	Terex Corp. *	1,620,164
44,000	Tesoro Corp.	2,024,880
23,100	Travelers Cos. Inc.	1,162,854
41,800	Tyson Foods Inc., Class A Shares	746,130
26,220	UGI Corp.	681,196
22,700	UnitedHealth Group Inc.	1,099,361
7,700	Universal Health Services Inc., Class B Shares	419,034
6,600	Valero Energy Corp.	443,388
23,410	Varian Semiconductor Equipment Associates Inc. *	1,252,903
59,400	Verizon Communications Inc.	2,630,232
65,625	Vishay Intertechnology Inc. *	855,094
2,700	W.R. Berkley Corp.	80,001
30,000	Wal-Mart Stores Inc.	1,309,500
16,400	Waters Corp. *	1,097,488
29,900	Watson Pharmaceuticals Inc. *	968,760
10,500	WellCare Health Plans Inc. *	1,107,015
11,000	WellPoint Inc. *	868,120
89,450	Western Digital Corp. *	2,264,874

	Total United States	133,691,425

	TOTAL COMMON STOCKS (Cost - $264,137,850)	303,647,234

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
PREFERRED STOCKS - 0.9%
Brazil - 0.9%
99,106	Cia Vale do Rio Doce (Cost - $1,769,149)	$2,817,719

RIGHTS - 0.0%
Austria - 0.0%
5,500	Raiffeisen International Bank-Holdings AG, Expires 10/3/07 *	0

Japan - 0.0%
63,000	Dowa Mining, Expires 1/29/10 (b)*	0

	TOTAL RIGHTS (Cost - $0)	0

	TOTAL INVESTMENTS - 99.7% (Cost - $265,906,999#)	306,464,953
	Other Assets in Excess of Liabilities - 0.3%	971,874

	TOTAL NET ASSETS - 100.0%	$307,436,827

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt

Summary of Investments by Industry * (unaudited)

Financials	16.5%
Industrials	14.0%
Consumer Discretionary	11.7%
Information Technology	11.6%
Energy	11.1%
Materials	9.9%
Health Care	8.7%
Telecommunication Services	7.3%
Consumer Staples	6.7%
Utilities	2.5%
100%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2007 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment series of Legg Mason Partners Trust II, a Massachusetts business trust registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,022,229
Gross unrealized depreciation	(7,464,275)

Net unrealized appreciation	$40,557,954

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer

Date: November 28, 2007

By:	/s/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer

Date: November 28, 2007